Retirement benefits - Summary of Remeasurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Actuarial gains/(losses) on obligations:
Total	$ 27,943	$ 2,001	$ (7,971)
Return on plan assets (shortage)/in excess of interest income	(20,612)	8,185	4,509
Other movements	(349)	5	7
Total remeasurements	6,982	10,191	(3,455)
Pensions
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions	28,840	1,915	(9,500)
Due to experience adjustments	(2,956)	136	616
Due to changes in demographic assumptions	27	(320)	1,310
OPEB
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions	527	59	(650)
Due to experience adjustments	1,480	322	188
Due to changes in demographic assumptions	25	$ (111)	$ 65
Adjustments for prescription drug rebates	$ 782